Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Preferred Stock [Abstract]
Schedule of Authorized, Issued, And Outstanding Convertible Preferred Stock

As of December 31, 2023, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	1,631,226	1,573,999	3.1680	$4,924	$4,986
Series B	2,834,955	2,511,007	11.4994	$28,785	$28,875
Series C	1,708,298	1,498,516	28.7280	$42,921	$43,049
Series D	2,424,334	1,312,722	54.3907	$69,453	$71,400
Series E(2)	3,951,628	1,152,329	64.2483	$73,092	$74,035
	12,550,441	8,048,573		$219,175	$222,345

(1)	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

(2)	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.